Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 10,893,115	$ 1,431,370
Less: accumulated depreciation	(443,649)	(231,759)
Property, plant and equipment, net	10,449,466	1,199,611
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,143,605	941,333
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	117,220	69,037
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	81,248	62,542
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	932,877	194,961
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	106,038	89,661
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	81,939	23,825
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	8,350,135
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 80,053	$ 50,011